III. FINANCIAL RISK MANAGEMENT (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Debt to equity ratio (as a ratio)		0.02	0.03
Reserve of exchange differences on translation				$ 878
Total borrowings		305,722	437,398	$ 583,437
Loss on interest rate risk if market interest rates were higher		$ 3,500	$ 5,500
Exposure investment-grade rated instruments (as a percent)		88.80%	91.40%
Current trade receivables		$ 1,920,840	$ 1,907,507
Liquid financial assets (as a percent)		18.00%	20.00%
Financial liabilities, fair value as a percentage of carrying value (as a percent)		99.50%	98.30%
Reserve of cash flow hedges		$ 2,700	$ 600
Minimum maturity period of certificates of deposits		3 months
CTA foreign exchange risk currency exposure		$ 1,900	$ 1,400
Information about major customers		0	0	0
Percentage of entity's revenue		10.00%	10.00%	10.00%
Allowance for doubtful accounts - trade receivables [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		$ 59,600	$ 48,100
Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		319,200	395,500
Guarantees under credit insurance [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		289,900	208,600
Letter of credit and other bank guarantees [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		83,600	79,800
Financial guarantee contracts [member] | Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		28,800	33,600
Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total borrowings	[1]	75,012	$ 172,018
Current borrowings		$ 74,600
Concentration risk (as a percent)	[1]	25.00%	39.00%
Other currencies hedged to U.S. dollar [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Liquid financial assets, percentage denominated by a specific currency (as a percent)		91.00%	93.00%
Level 3 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total borrowings
Current trade receivables
One percent change, Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		100	400
One percent change, Euro / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		2,000	1,800
One percent change, Brazilian Real / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 400	400
Liquidity risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum maturity period of cash and cash equivalents		3 months
Commodity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum period of fixed price of commodities for short-term nature		1 year
One percent change, All foreign exchange exposure vs USD dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 1,200	5,800
One percent change, All foreign exchange exposure vs USD dollar foreign exchange risk [member] | Foreign exchange derivatives contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 5,600	$ 1,500
Currency risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of variance		1.00%

[1]	Out of the $75.0 million fixed rate borrowings, $74.6 million are short-term.